Average Annual Total Returns - First Trust RiverFront Dynamic Asia Pacific ETF	First Trust RiverFront Dynamic Asia Pacific ETF 1 Year	First Trust RiverFront Dynamic Asia Pacific ETF Since Inception	First Trust RiverFront Dynamic Asia Pacific ETF Inception Date	First Trust RiverFront Dynamic Asia Pacific ETF After tax on distributions 1 Year	First Trust RiverFront Dynamic Asia Pacific ETF After tax on distributions Since Inception	First Trust RiverFront Dynamic Asia Pacific ETF After tax on distributions and sale of fund shares 1 Year	First Trust RiverFront Dynamic Asia Pacific ETF After tax on distributions and sale of fund shares Since Inception	MSCI Pacific Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Pacific Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.49%	4.88%	Apr. 13, 2016	8.68%	3.86%	5.57%	3.30%	11.93%	10.00%